STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 19, 2013	Jul. 29, 2013	Jul. 25, 2013	Jun. 24, 2013	Jun. 30, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 07, 2012	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011
Common stock, shares authorized						200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000	75,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized						50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split ratio				one (1) for thirteen (13) basis
Share-based compensation						$ 181,564			$ 33,287
Value of shares issued for services					58,000		34,480	564,250
Grant date fair value (per share)	$ 5.85	$ 7.00	$ 6.85		$ 5.03		$ 6.00	$ 6.50
Stock-based consulting expense						45,000		45,000
Warrants forfeited								(73,077)
Unrecognized compensation expense - warrants													3,071,551
Warrants
Share-based compensation						10,394		94,930
Warrant Exercise Price						6.65	6.66	6.66
Grant date fair value (per share)								$ 6.50
Warrants forfeited								(73,077)
Unrecognized compensation expense - warrants						34,646	121,954	121,954
Consulting Agreement 1 - 06-28-2013
Stock-based prepaid expense						461,542	229,692	229,692
Consulting Agreement 1 - 04-17-2013
Value of shares issued for services						570,000
Grant date fair value (per share)						$ 5.70
Stock-based consulting expense						71,250	76,564
Stock-based prepaid expense							532,792	532,792
Stock Options [Member]
Share-based compensation						354,132
Stock-based consulting expense						128,787
Stock-based legal fees						$ 5,750